Financial instruments and risk management - Summary of Financial Assets and Liabilities Denominated in Euros and Translated into Sterling at Closing Rate (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Financial assets	£ 72,343	£ 74,169
Financial liabilities	(12,612)	(10,601)
Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Financial assets	2,302	1,918
Financial liabilities	(1,279)	(3,278)
Net financial (liabilities)/assets	1,023	(1,360)	£ (723)
Currency Risk | U.S. Dollar
Disclosure Of Financial Instruments [Line Items]
Financial assets	53,086	11,248
Financial liabilities	(2,947)	(876)
Net financial (liabilities)/assets	£ 50,139	£ 10,372	£ 27,304